Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases
Future net minimum lease payments for operating leases

        At December 31, 2015, future net minimum lease payments for operating leases, having initial or remaining non-cancelable lease terms in excess of one year, consisted of the following:

($ in millions)
2016	417
2017	350
2018	286
2019	220
2020	180
Thereafter	304

1,757
Sublease income	(34)

Total	1,723

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments

        At December 31, 2015, the future net minimum lease payments for capital leases and the present value of the net minimum lease payments consisted of the following:

($ in millions)
2016	32
2017	24
2018	22
2019	21
2020	15
Thereafter	82

Total minimum lease payments	196
Less amount representing estimated executory costs included in total minimum lease payments	(1)

Net minimum lease payments	195
Less amount representing interest	(71)

Present value of minimum lease payments	124